Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($)	Issued capital	Share based payments reserve	Foreign currency translation reserves	Remeasurement reserve	Accumulated losses	Total
Balance at Dec. 31, 2024	$ 34,837,206	$ 1,817,397	$ (2,162,530)	$ (72,826)	$ (30,391,402)	$ 4,027,845
Net loss					(68,746)	(68,746)
Other comprehensive income/ (loss) for the half-year, net of tax			215,220	(5,747)		209,473
Total comprehensive income /(loss) for the half-year			215,220	(5,747)	(68,746)	140,727
Share-based payments		541,197				541,197
Exercise of common warrants	21,607					21,607
Shares issued under service agreement	100,000					100,000
Capital raising costs	(61,787)					(61,787)
Expiry of options	96,108	(96,108)
Balance at Jun. 30, 2025	34,993,134	2,262,486	(1,947,310)	(78,573)	(30,460,148)	4,769,589
Balance at Dec. 31, 2025	60,145,100	4,151,955	(1,282,121)	(75,084)	(54,116,352)	8,823,498
Net loss					(6,692,471)	(6,692,471)
Other comprehensive income/ (loss) for the half-year, net of tax			1,318,532	(5,177)		1,313,355
Total comprehensive income /(loss) for the half-year			1,318,532	(5,177)	(6,692,471)	(5,379,116)
Share-based payments		5,372,632				5,372,632
Exercise of common warrants	2,438,965					2,438,965
Exercise of options	340,458	(174,794)				165,664
Vesting of restricted share units (RSU)	1,520,254	(1,520,254)
Expiry of options	6,080	(6,080)
Balance at Jun. 30, 2026	$ 64,450,857	$ 7,823,459	$ 36,411	$ (80,261)	$ (60,808,823)	$ 11,421,643